Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended																12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating revenues – related party		$ 34,182	[1]	$ 33,666	[1]	$ 31,843	[2]	$ 29,489	[2]	$ 33,069	[2]	$ 32,012	[2]	$ 29,911	[2]	$ 29,993	[2]	$ 129,180	[2],[3]	$ 124,985	[2],[3]	$ 115,889	[2],[3]
Operating income		3,004	[1]	5,845	[1]	6,035	[2]	4,239	[2]	5,829	[2]	6,078	[2]	4,986	[2]	6,945	[2]	19,123	[3]	23,838	[3]	13,661	[3]
Net income		2,872	[1]	5,658	[1]	6,157	[2]	4,520	[2]	6,268	[2]	5,946	[2]	3,528	[2]	6,773	[2]	19,207	[3]	22,515	[3]	13,138	[3]
Net income attributable to partners		19,056		17,543		12,200		10,482		2,041	[2]							59,281	[3]	2,041	[3]	0	[3]
Limited partners’ interest in net income		$ 18,482		$ 17,192		$ 11,956		$ 10,272		2,000	[2]							57,902	[3]	2,000	[3]
Net income per limited partner unit – basic:
Net income per limited partner unit – basic, common units		$ 0.32		$ 0.30		$ 0.21		$ 0.18
Net income per limited partner unit – basic, subordinated units		0.32		0.30		0.21		0.18
Net income per limited partner unit – diluted:
Net income per limited partner unit – diluted, common units		0.32		0.30		0.21		0.18
Net income per limited partner unit – diluted, subordinated units		$ 0.32		$ 0.30		$ 0.21		$ 0.18
Valero Energy Partners LP (Previously Reported) [Member]
Operating revenues – related party		$ 34,182		$ 33,666		$ 23,660		$ 21,531		24,586		23,600		22,865		23,478		113,039		94,529		86,804
Operating income		19,188		17,730		12,050		10,152		11,601		11,997		12,973		14,656		59,120		51,227		42,658
Net income		19,056		17,543		12,200		10,482		12,094		11,924		11,613		14,520		59,281		50,151		42,285
Net income attributable to partners																		59,281		2,041		0
Adjustments for Acquisitions of Businesses Under Common Control [Member] | Texas Crude Systems Business [Member]
Operating revenues – related party		0		0		8,183		7,958		8,483		8,412		7,046		6,515		16,141		30,456		29,085
Operating income		0		0		4,784		4,776		5,481		5,105		3,957		3,559		9,560		18,102		15,662
Net income		0		0		4,756		4,727		5,427		5,046		3,859		3,523		9,483		17,855		15,512
Net income attributable to partners																		0		0		0
Adjustments for Acquisitions of Businesses Under Common Control [Member] | Houston and St. Charles Terminal Services Business [Member]
Operating revenues – related party		0		0		0		0		0		0		0		0		0		0		0
Operating income		(16,184)		(11,885)		(10,799)		(10,689)		(11,253)		(11,024)		(11,944)		(11,270)		(49,557)		(45,491)		(44,659)
Net income		$ (16,184)		$ (11,885)		$ (10,799)		$ (10,689)		$ (11,253)		$ (11,024)		$ (11,944)		$ (11,270)		(49,557)		(45,491)		(44,659)
Net income attributable to partners																		$ 0		0		$ 0
Limited Partner, Common Units [Member]
Net income per limited partner unit – basic:
Net income per limited partner unit – basic, common units																		$ 1.01
Net income per limited partner unit – diluted:
Net income per limited partner unit – diluted, common units																		$ 1.01
Net income per limited partner unit – basic and diluted:
Net Income per limited partner unit – basic and diluted, common units	$ 0.03									$ 0.03
Limited Partner, Subordinated Units [Member]
Net income attributable to partners																		$ 28,951		$ 1,000
Net income per limited partner unit – basic:
Net income per limited partner unit – basic, common units																		$ 1.01
Net income per limited partner unit – diluted:
Net income per limited partner unit – diluted, common units																		$ 1.01
Net income per limited partner unit – basic and diluted:
Net Income per limited partner unit – basic and diluted, common units	$ 0.03									$ 0.03

[1]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
[3]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.